VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.1%
Australia: 14.3%
Bellevue Gold Ltd. *	35,927,763	$17,076,152
De Grey Mining Ltd. * †	10,771,722	7,117,265
Emerald Resources NL * †	8,103,636	5,587,730
Evolution Mining Ltd.	6,260,087	8,166,762
Northern Star Resources Ltd.	4,358,500	21,824,282
Predictive Discovery Ltd. *	82,421,400	9,803,600
West African Resources Ltd. *	26,457,984	17,667,568
		87,243,359
Brazil: 9.8%
Wheaton Precious Metals Corp. (USD)	968,191	31,330,661
Yamana Gold, Inc. (USD)	6,307,279	28,571,974
		59,902,635
Canada: 58.8%
Agnico Eagle Mines Ltd. (USD)	1,335,631	56,403,697
Alamos Gold, Inc. (USD)	2,502,279	18,541,887
B2Gold Corp. (USD) †	9,186,041	29,579,052
Barrick Gold Corp. (USD)	2,510,200	38,908,100
Bear Creek Mining Corp. * ø	948,000	398,045
Bear Creek Mining Corp. *	1,088,903	457,208
Benchmark Metals, Inc. * † ‡	10,463,099	2,954,073
Bonterra Resources, Inc. *	4,029,931	1,458,693
Equinox Gold Corp. (USD) *	477,890	1,744,299
Franco-Nevada Corp. (USD)	488,500	58,365,980
G Mining Ventures Corp. * †	10,281,966	4,875,439
G2 Goldfields Inc. (USD) *∞∞ ø	3,905,600	1,679,408
Galway Metals, Inc. * † ‡	15,905,370	3,224,023
GoGold Resources, Inc. * †	3,120,018	3,568,703
GoGold Resources, Inc. * ø	2,725,643	3,166,943
Goldsource Mines, Inc. * † ‡	4,314,354	1,030,685
Kinross Gold Corp. (USD) †	8,621,818	32,418,036
Liberty Gold Corp. *	10,822,000	3,212,090
Liberty Gold Corp. *	11,414,614	3,346,672
Liberty Gold Corp. * ø	10,822,000	3,172,913
Lundin Gold, Inc.	468,600	3,256,640
Marathon Gold Corp. *	7,463,251	5,727,040
Nighthawk Gold Corp. *	2,076,500	435,939
O3 Mining, Inc. * †	1,807,700	1,858,279
Orezone Gold Corp. * †	15,456,607	15,441,501
Osisko Gold Royalties Ltd. (USD)	1,013,000	10,312,340
Osisko Mining, Inc. *	5,579,160	12,480,258
Probe Metals, Inc. *	3,434,223	2,908,778
Pure Gold Mining, Inc. * ø	5,058,500	512,680
Pure Gold Mining, Inc. *	3,990,951	404,483
Pure Gold Mining, Inc.	18,800,000	1,905,382
Reunion Gold Corp. ø	7,210,320	1,922,961
Reunion Gold Corp. * †	24,064,000	6,881,152
Rhyolite Resources Ltd. *	4,112,000	677,222
Rio2 Ltd. *	8,374,056	727,467
Sabina Gold & Silver Corp. *	8,644,614	6,821,319
Silver Tiger Metals, Inc. *	5,982,500	1,039,418
Skeena Resources Ltd. *	396,550	1,854,500
	Number of Shares	Value
Canada (continued)
SSR Mining, Inc. (USD)	1,052,350	$15,480,069
		359,153,374
South Africa: 1.3%
Gold Fields Ltd. (ADR)	951,944	7,701,227
Turkey: 0.9%
Eldorado Gold Corp. (USD) *	957,033	5,770,909
United Kingdom: 6.5%
Endeavour Mining Plc (CAD) †	2,164,131	39,918,962
United States: 7.5%
Newmont Corp.	776,558	32,638,732
Perpetua Resources Corp. (CAD) *	55,983	112,262
Royal Gold, Inc.	139,200	13,059,744
		45,810,738
Total Common Stocks (Cost: $501,580,584)		605,501,204

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 *∞	639,000	1
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 *∞	21,571,772	16
Marathon Gold Corp., CAD 1.10, exp. 09/19/24 *∞ ø	635,000	170,087
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 *∞	1,649,000	1
Pure Gold Mining, Inc., CAD 0.18, exp. 11/13/22 *∞ ø	18,800,000	126,572
Reunion Gold Corp., CAD 0.39, exp. 07/06/24 ø	3,605,160	461,166
Total Warrants (Cost: $1,130,181)		757,843

MONEY MARKET FUND: 0.2% (Cost: $1,388,116)
Invesco Treasury Portfolio - Institutional Class	1,388,116	1,388,116
Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $504,098,881)		607,647,163

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VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $5,405,014)
State Street Navigator Securities Lending Government Money Market Portfolio	5,405,014	$5,405,014
Total Investments: 100.3% (Cost: $509,503,895)		613,052,177
Liabilities in excess of other assets: (0.3)%		(1,745,022)
NET ASSETS: 100.0%		$611,307,155

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,180,699.
ø	Restricted Security – the aggregate value of restricted securities is $11,610,775, or 1.9% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$398,045	0.1%
G2 Goldfields Inc.	06/29/2022	3,905,600	1,816,840	1,679,408	0.3%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	3,166,943	0.5%
Liberty Gold Corp.	10/04/2021	10,822,000	5,138,855	3,172,913	0.5%
Marathon Gold Corp. *	09/13/2022	635,000	135,961	170,087	0.0%
Pure Gold Mining, Inc. *	05/16/2022	18,800,000	0	126,572	0.0%
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	512,680	0.1%
Reunion Gold Corp.	06/15/2022	7,210,320	1,320,844	1,922,961	0.3%
Reunion Gold Corp. *	06/15/2022	3,605,160	133,244	461,166	0.1%
			$16,985,090	$11,610,775	1.9%

*	Warrants

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	1.3%	$8,099,462
Gold	96.5	586,575,195
Precious Metals & Minerals	1.2	6,976,269
Silver	0.8	4,608,121
Money Market Fund	0.2	1,388,116
	100.0%	$607,647,163
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Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022

Benchmark Metals, Inc.	$105,649	$–	$–	$–	$–	$(105,649)	$–
Benchmark Metals, Inc.	7,842,134	945,510	–	–	–	(5,833,571)	2,954,073
Benchmark Metals, Inc.	1,025,370	–	(945,510)	–	–	(79,860)	–
Benchmark Metals, Inc.*	155,033	–	–	–	–	(155,032)	–(a)
G Mining Ventures Corp.	6,746,537	–	–	–	–	(1,871,098)	–(a)
Galway Metals, Inc.	5,536,222	1,459,310	–	–	–	(3,771,509)	3,224,023
Goldsource Mines, Inc.	2,933,195	–	–	–	–	(1,902,510)	1,030,685
Liberty Gold Corp.	16,221,579	(4,138,444)	(302,659)	(237,142)	–	(8,196,662)	–(a)
Liberty Gold Corp.ø	8,298,623	–	–	–	–	(5,125,710)	–
	$48,864,342	$(1,733,624)	$(1,248,169)	$(237,142)	$–	$(27,041,602)	$7,208,781

*	Warrants
(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
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